Cost Method Investment (Tables)	12 Months Ended
Dec. 31, 2017
Cost Method Investment/ Loans from a Related Party, a Cost Investment Investee [Abstract]
Schedule of cost method investment
	December 31,	December 31,
	2017	2016
Beginning balance	$3,599,831	$3,851,071
Less: impairment loss	(3,698,881)	-
Foreign currency adjustment	99,050	(251,240)
Ending balance	$-	$3,599,831